Fees Summary	Sep. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 823,000.00
Previously Paid Amount	0.00
Total Fee Amount	113.66
Total Offset Amount	0.00
Net Fee	113.66
Narrative - Max Aggregate Offering Price	$ 823,000.00
Final Prospectus	true